Income Taxes (Details) - Schedule of Deferred Taxes Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 8,940,441	$ 2,982,757
Other temporary differences	85,998
Valuation allowance	(9,026,439)	(2,982,757)
Net deferred tax assets